Finance Costs (Details) - Schedule of finance costs - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Schedule of Finance Costs [Abstract]
Lease liabilities	R 8,199	R 6,249	R 5,588
Term loans	797	4,317	2,711
Overdraft	291	794	870
Others	808	971	133
Total	R 10,095	R 12,331	R 9,302